Leases - Schedule of Components of Lease Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease cost	$ 468	$ 361	$ 1,515
Finance lease cost:
Amortization of right-of-use assets	114	132	534	$ 522	$ 465
Interest on lease liabilities	7	20	59	119	115
Total finance lease cost	$ 121	$ 152	$ 593	$ 641	$ 580